INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Interest-bearing Loans And Borrowings
Schedule of interest-bearing loans and borrowings

			December 31,
			2022	2023	2023
			CNY	CNY	US$
	Interest rate	Maturity

Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2038	71,000	—	—

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2023	3,000	—	—

Total			74,000	—	—